Expense Example (All Cap Value Trust, USD $)	12 Months Ended
May 01, 2011
Series I, All Cap Value Trust
Expense Example:
Year 1	$ 91
Year 3	284
Year 5	493
Year 10	1,096
Series II, All Cap Value Trust
Expense Example:
Year 1	111
Year 3	347
Year 5	601
Year 10	1,329
Series NAV, All Cap Value Trust
Expense Example:
Year 1	86
Year 3	268
Year 5	466
Year 10	$ 1,037